Schedule of Antidilutive Securities Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	54,787	31,834
Convertible Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	20,782	26,560
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	26,421
Preferred Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	247	247
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	7,337	5,027